Average Annual Total Returns{- Money Market Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-10 - Money Market Portfolio - Class III - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.38%	1.04%	0.53%